COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended
	Jan. 31, 2020	May 31, 2018
Employment Agreement [Member] | Mr. Ralston [Member]
Annual salary	$ 80,000	$ 220,000
Term of agreement	1 year	3 years
Renewal term description		The agreement shall automatically be renewed for additional three-year periods unless either party has provided written termination of this Agreement at least 90 days prior to the expiration of such term.
Payment description	If employment is terminated as a result of his death or Disability, the Company shall pay the Base Salary and any accrued but unpaid Bonus and expense reimbursement amounts through the date of his Death or Disability and a lump sum payment equal to $40,000 (at the time his Death or Disability occurs) within 30 days of his Death or Disability.
DIGS founder [Member] | Sub-lease [Member]
Annual salary		$ 100,000
Term of agreement		3 years
Renewal term description		The agreement shall automatically be renewed for additional three-year periods unless either party has provided written termination of this Agreement at least 90 days prior to the expiration of such term.